Fair Value - Assets Measured at Fair Value on Non-Recurring Basis (Details) - Nonrecurring [Member] $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Minimum [Member]
Fair Value [Abstract]
Other real estate owned, unobservable inputs (in Pure) | Pure	0	0
Maximum [Member]
Fair Value [Abstract]
Other real estate owned, unobservable inputs (in Pure) | Pure	0.58	0.44
Weighted Average [Member]
Fair Value [Abstract]
Other real estate owned, unobservable inputs (in Pure) | Pure	0.29	0.18
Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Fair Value [Abstract]
Other real estate owned	$ 1,394	$ 2,174
Sales Comparison Approach [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value [Abstract]
Other real estate owned	0	0
Sales Comparison Approach [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value [Abstract]
Other real estate owned	$ 0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Minimum [Member]
Fair Value [Abstract]
Other real estate owned, unobservable inputs (in Pure) | Pure	0
Real Estate Mortgage - 1 to 4 Family [Member] | Maximum [Member]
Fair Value [Abstract]
Other real estate owned, unobservable inputs (in Pure) | Pure	0.52
Real Estate Mortgage - 1 to 4 Family [Member] | Weighted Average [Member]
Fair Value [Abstract]
Other real estate owned, unobservable inputs (in Pure) | Pure	0.26
Real Estate Mortgage - 1 to 4 Family [Member] | Significant Unobservable Inputs (Level 3) [Member] | Adjustment for Differences Between Comparable Sales [Member]
Fair Value [Abstract]
Individually evaluated loans	$ 86	0
Real Estate Mortgage - 1 to 4 Family [Member] | Sales Comparison Approach [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value [Abstract]
Individually evaluated loans	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Sales Comparison Approach [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value [Abstract]
Individually evaluated loans	0	0
Carrying Value [Member]
Fair Value [Abstract]
Other real estate owned	1,394	2,174
Carrying Value [Member] | Real Estate Mortgage - 1 to 4 Family [Member]
Fair Value [Abstract]
Individually evaluated loans	$ 86	$ 0